Sale of Interests in Gas Properties	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Sale of Interests in Gas Properties
6.	Sale of Interests in Gas Properties

In December 2013, the Company agreed to sell interests in noncore assets in Guernsey County, Ohio representing an undivided 75.0% interest in certain of its Guernsey County leaseholds (representing approximately 2,136 net acres) to a third party in exchange for approximately $22.0 million, consisting of $11.0 million in cash and an $11.0 million carried working interest. Of the 2,136 net acres, 1,033 net acres closed in the first quarter of 2014. No gain or loss was recorded on this transaction.

3.	Sale of Interests in Gas Properties

In December 2013, the Company agreed to sell interests in noncore assets in Guernsey County, Ohio and Lycoming County, Pennsylvania in two separate transactions. The Company agreed to sell an undivided 75.0% interest in certain of its Guernsey County leaseholds (representing approximately 2,136 net acres) to a third party in exchange for approximately $22.0 million, consisting of $11.0 million in cash and an $11.0 million carried working interest. Of the 2,136 net acres, 1,033 net acres closed subsequent to December 31, 2013. No gain or loss was recorded on this transaction.

In addition, the Company sold all of its Lycoming County acreage (100% non-operated) and related assets to another third party in exchange for $7.0 million of which $6.0 million will be paid on or before April 30, 2014. This receivable is included in accounts receivable on the accompanying consolidated balance sheet. There was no production or net proved reserves attributable to the interests sold in either transaction. The Company incurred a loss of $4.2 million in the fourth quarter of 2013 as a result of this transaction.

In March 2011, the Company entered into a joint operating agreement with US Energy Development Corporation (US Energy) covering those certain properties whereby the Company sold a 50% non-operated working interest in the properties to US Energy. Subsequent to this transaction, the Company owns a 50% working interest in approximately 1,000 acres in the Whipkey field and has retained operatorship. The Company received cash consideration of $1.7 million and recorded a gain of $1.5 million on this transaction in the accompanying consolidated statements of operations.